Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 3,697	$ 5,403	$ 9,052
Digital currencies	19,944	16,040	$ 22,959
Prepaid expense and other current assets	38,416	46,654
Total current assets	62,057	68,097	$ 32,011
Other assets:
Property and equipment, net	425,207	190,190	$ 3,556
Website	9,941	10,700
Deposits	61,515	4,815
Total other assets	496,663	205,705	$ 3,556
Total Assets	558,720	273,802	35,567
Liabilities and Stockholders' (Deficit)/ Equity
Accounts payable and accrued expense	191,511	$ 258,130	6,603
Customer deposits			$ 4,263
Short term loan from related parties	21,990	$ 7,990
Short term loan	45,000
Derivative liability	1,879,220
Total current liabilities	2,137,721	$ 266,120	$ 10,866
Stockholders' (Deficit)/ Equity
Common stock, 975,000,000 shares authorized at $0.001 par value, 161,277,132, 153,186,804 and 100,773,923 shares issued and outstanding, respectively	161,277	153,187	$ 100,774
Treasury stock, at cost, 13,000,000 and 12,750,000 shares at March 31, 2015 and December 31, 2014, respectively	(4,991)	(2,491)
Additional paid in capital	16,354,150	14,594,677	$ (93,198)
Accumulated deficit	(18,089,437)	(14,739,891)	17,125
Total Stockholders' (Deficit)/ Equity	(1,579,001)	7,682	24,701
Total Liabilities and Stockholders' (Deficit)/ Equity	$ 558,720	273,802	$ 35,567
Series C Convertible Preferred Stock [Member]
Stockholders' (Deficit)/ Equity
Preferred stock value		$ 2,200